Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
12.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30, 2024	December 31, 2023
Transportation equipment	$299,135	$311,584
Office furniture and equipment	3,146	3,131
Leasehold improvements	2,306	2,306
Construction in progress	236	147
Deposits on transportation equipment	16,246	23,923
	321,069	341,091
Less: Accumulated depreciation	(84,024)	(87,115)
Property and equipment, net	$237,045	$253,976

Depreciation expense of property and equipment was $5,774 and $18,291, respectively for the three and nine months ended September 30, 2024, and $6,416 and $19,341 for the three and nine months ended September 30, 2023. The net carrying value of disposals of long-lived assets as of September 30, 2024 and December 31, 2023 was $23,435 and $66,986, respectively.

Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service date begins following the 15th of the month. Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month. Capitalized interest was $0 as of September 30, 2024 and December 31, 2023, and was included as a component of construction in progress prior to the equipment’s in-service date.

11.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Transportation equipment	$311,584	$294,846
Office furniture and equipment	3,131	2,591
Leasehold improvements	2,306	137
Construction in progress	147	447
Deposits on transportation equipment	23,923	29,729
	341,091	327,750
Less: Accumulated depreciation	(87,115)	(75,057)
Property and equipment, net	$253,976	$252,693

Depreciation expense of property and equipment for the years ended December 31, 2023 and 2022, was $25,833 and $23,114, respectively. The net carrying value of disposals of long-lived assets as of December 31, 2023 and 2022 was $66,986 and $45,209, respectively.

Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service date begins following the 15th of the month. (Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month). Capitalized interest was zero and $161 as of December 31, 2023 and December 31, 2022, respectively, and was included as a component of construction in progress prior to the equipment’s in-service date.